Investment in Associates - Summarized Financial Information of the Company's Material Associates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of summarized financial information [Line Items]
Current assets	$ 23,960	$ 43,017	[1]
Non-current assets	222,166	213,569	[1]
Current liabilities	36,211	40,369	[1]
Non-current liabilities	129,695	134,792	[1]
Non-controlling interests	7,635	10,086	[1]
Net assets	246,126	256,586	[1]
Revenue	56,444	45,517		$ 43,064
Profit (loss)	9,155	2,721		9,867
Other comprehensive income (loss)	1,040	(1,460)		(8,751)
Total comprehensive income	10,223	1,309		$ 1,116
Castel [member]
Disclosure of summarized financial information [Line Items]
Current assets	4,894	3,970
Non-current assets	3,912	2,900
Current liabilities	1,724	1,391
Non-current liabilities	857	547
Non-controlling interests	879	762
Net assets	5,346	4,170
Revenue	5,447	1,236
Profit (loss)	746	42
Other comprehensive income (loss)	(94)	(108)
Total comprehensive income	652	(66)
Efes [member]
Disclosure of summarized financial information [Line Items]
Current assets	2,415	1,058
Non-current assets	5,243	4,668
Current liabilities	1,106	561
Non-current liabilities	2,494	1,570
Non-controlling interests	1,520	1,464
Net assets	2,538	2,131
Revenue	3,415	659
Profit (loss)	(7)	(111)
Other comprehensive income (loss)	553	75
Total comprehensive income	$ 546	$ (35)

[1]	2016 as reported, adjusted to reflect the opening balance sheet adjustments related to the final allocation of the SAB purchase price to the individual assets acquired and liabilities assumed as required by IFRS 3 Business Combinations, which requires retrospective application of post-acquisition adjustments (see also Note 6 Acquisitions and disposals of subsidiaries).